SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Shareholders Equity
SHAREHOLDERS' EQUITY
NOTE 4 – SHAREHOLDERS’ EQUITY

Capital Stock

Our authorized capital stock consists of 100,000,000 shares of common stock, with a par value of $0.01 per share, and 10,000,000 preferred shares with a par value of $0.001 per share.

All shares of common stock have equal voting rights and, when validly issued and outstanding, are entitled to one non-cumulative vote per share in all matters to be voted upon by shareholders.  The shares of common stock have no pre-emptive, subscription, conversion or redemption rights and may be issued only as fully paid and non-assessable shares. Holders of the common stock are entitled to equal ratable rights to dividends and distributions with respect to the common stock, as may be declared by our Board of Directors (our “Board”) out of funds legally available.  In the event of a liquidation, dissolution or winding up of the affairs of the Corporation, the holders of common stock are entitled to share ratably in all assets remaining available for distribution  to them after payment or provision for all liabilities and any preferential liquidation rights of any preferred stock then outstanding.

During the nine months ended May 31, 2014, we expensed approximately $719,000 for stock based compensation to our directors and consultants for stock options previously issued.

On September 1, 2013, our Board approved and granted a total of 60,000 options to consultants.  The options are exercisable at $0.30 per share for a period of five years.  All options vest 1/6 at the end of each month of consulting services. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 60,000 options issued during the period to these consultants, using the assumptions of a risk free interest rate of 1.62%, dividend yield of 0%, volatility of 303%, and an expected life of 5 years. These options are valued at approximately $16,000 and are being expensed over the vesting period of 6 months in the amount of approximately $2,700 per month.

On October 1, 2013, we appointed Mr. Jack Lifton to serve as a member of our Board. In connection with the appointment of Mr. Jack Lifton to our Board on October 1, 2013, Mr. Lifton was granted 100,000 options to purchase shares of our common stock, vesting immediately with a term of 5 years and at an exercise price of $0.50. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 100,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.10%, dividend yield of 0%, volatility of 302%, and an expected life of 5 years. These options were immediately expensed during the current period in the amount of approximately $47,000. In addition, Mr. Lifton, as a non-executive director, will receive $10,000 annually, $1,000 for in person board meetings, $500 for telephonic board meetings and $500 for committee meetings (both in person and telephonic) pursuant to our director compensation program.

On November 25, 2013, our Board approved and granted a total of 10,000 options to consultants.  The options are exercisable at $0.50 per share for a period of five years.  All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 10,000 options issued during the period to these consultants, using the assumptions of a risk free interest rate of 1.37%, dividend yield of 0%, volatility of 298%, and an expected life of 5 years. These options are being expensed immediately in the amount of approximately $5,000.

On December 8, 2013, our Board approved and granted 240,000 options to Mr. Marchese, 160,000 options to Dr. Pingitore, and 60,000 options each to Mr. Gorski, Dr. Wolfe, Mr. Lifton, Dr. Goodell, Ms. Lynch and Mr. Wall.  All options to these members are exercisable at $0.50 per share for a period of ten years, vesting immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 760,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 2.88%, dividend yield of 0%, volatility of 297%, and an expected life of 10 years. These options were expensed during the quarter ending February 28, 2014. Total value expensed was approximately $380,000.

On January 10, 2014, our Board entered into an agreement with a consultant to provide advisory services to the Company’s Board.  As a part of the agreement our Board approved to provide the consultant with annual cash compensation of $5,000 and a grant of 25,000 options.  The options are exercisable at $0.42 per share for a period of five years.  All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 25,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 2.88%, dividend yield of 0%, volatility of 293%, and an expected life of 5 years. These options are being expensed immediately in the amount of approximately $10,500.

On February 19, 2014, our Board approved a grant of 50,000 options to a consultant to the Company.  The options are exercisable at $0.41 per share for a period of five years.  All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 50,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 2.88%, dividend yield of 0%, volatility of 291%, and an expected life of 5 years. These options are being expensed immediately in the amount of approximately $20,500.

On March 31, 2014, April 30, 2014, and May 31, 2014, the Board approved a total grant of 30,000 options to a consultant to the Company.  The options are exercisable at $0.30 per share for a period of five years.  All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 30,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 1.54% to 1.74%, dividend yield of 0%, volatility of 284% to 288%, and an expected life of 5 years. These options are being expensed immediately in the amount of approximately $12,000.

On March 3, 2014, our Board approved the repricing of all outstanding Board options for active directors to $0.45.  A total of 3.185 million Directors’ options that were outstanding as of March 3, 2014.  With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 3.185 million options outstanding on March 3, 2014, using the assumptions of a risk free interest rate from 0.39% to 2.6%, a dividend yield of 0%, volatility of 158%, to 883% and an expected life of 2 to 9.75 years. The options will be expensed in full during the third quarter 2014 in the amount of approximately $43,000.

On March 19, 2014, our Board approved a grant of 25,000 options to a consultant to the Company.  The options are exercisable at $0.41 per share for a period of five years.  All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 25,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 1.56%, dividend yield of 0%, volatility of 289%, and an expected life of 5 years. These options are being expensed immediately in the amount of approximately $10,500.

We currently have 37,036,916 shares of our common stock outstanding.

As of May 31, 2014, the Company has 9,587,000 warrants issued in prior year, exercisable and outstanding with exercise prices of $2.50 to $5.00 per warrant, expiring 2015 and 2016.

As of May 31, 2014, the Company has 4,935,000 options issued and outstanding, of which 1,060,000 were issued during the nine months ended May 31, 2014.  The options have an exercise prices of $0.30 to $1.00 and 3,971,022 are vested and exercisable, expiring in 2016 and 2024.

NOTE 7– SHAREHOLDERS’ EQUITY

Our authorized capital stock consists of 100,000,000 shares of common stock, with a par value of $0.01 per share, and 10,000,000 preferred shares with a par value of $0.001 per share.

All shares of common stock have equal voting rights and, when validly issued and outstanding, are entitled to one non-cumulative vote per share in all matters to be voted upon by shareholders.  The shares of common stock have no pre-emptive, subscription, conversion or redemption rights and may be issued only as fully paid and non-assessable shares. Holders of the common stock are entitled to equal ratable rights to dividends and distributions with respect to the common stock, as may be declared by our Board of Directors (our “Board”) out of funds legally available.  In the event of a liquidation, dissolution or winding up of the affairs of the Corporation, the holders of common stock are entitled to share ratably in all assets remaining available for distribution  to them after payment or provision for all liabilities and any preferential liquidation rights of any preferred stock then outstanding.

During the year ended August 31, 2013, we expensed approximately $354,100 in non-cash stock-based compensation to directors and approximately $22,500 in non-cash compensation to outside consultants.

On December 12, 2012, our Board authorized, on recommendation of the Compensation Committee, that all of our issued and outstanding stock options issued to our directors be exercisable on a cashless basis by permitting the Corporation to withhold shares of common stock with a fair market value equal to the exercise price as determined on the date of exercise.

On December 19, 2012, our Board re-priced Mr. Cecil Wall’s five year options to purchase up to 90,000 shares at a price of  $4.70 such that all such options are now exercisable at a price of $1.00 per share.   The other terms and conditions of these options remain the same.  On December 19, 2012, our Board also re-priced Mr. Anthony Marchese’s five year options to purchase up to 45,000 shares of common stock at an exercise price of $2.60, five year option to purchase up to 175,000 shares of common stock at an exercise price of $4.15, five year option to purchase up to 150,000 shares of common stock at an exercise price of $2.50 per share, and ten year option to purchase up to 100,000 shares of common stock at an exercise price of $1.51 per share, such that all such options are now exercisable at a price of $1.00 per share.  The other terms and conditions of these options remain the same. With respect to the options held by Mr. Wall and Mr. Marchese, the Black-Scholes pricing model was used to estimate the fair value of the 560,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 324%, and an expected life ranging from 3.5 to 10 years. We have determined that the expense associated with the repricing of these options to be immaterial.

On June 4, 2013, the Board of Directors approved and granted options to Ms. Lynch for her service to the Board.  Ms. Lynch received 100,000 options exercisable at $0.50 per share for a period of ten years, vesting immediately, for service as a director of the corporation. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 100,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 2.14%, dividend yield of 0%, volatility of 311%, and an expected life of ten years. Total value of options expensed is about $27,000.

On June 17, 2013, the Board of Directors approved and granted options to Mr. Marchese, Mr. Pingitore and Mr. Wolfe for their service to the Board.  Each of these three members received 250,000 options exercisable at $0.50 per share for a period of five years, vesting 1/36 at the end of each month of service as a director of the corporation and 225,000 options exercisable at $1.00 per share for a period of five years, vesting 1/36 at the end of each month of service as a director of the corporation. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 1,425,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 310%, and an expected life of 5 years. These options are being expensed over the vesting period of 36 months. Total value to be expensed is about $427,000

On June 17, 2013, the Board of Directors approved and granted a total of 300,000 options to consultants.  The options are exercisable at $0.40 per share for a period of five years.  All options vest 1/12 at the end of each month of consulting services. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 300,000 options issued during the period to these consultants, using the assumptions of a risk free interest rate of 1.1%, dividend yield of 0%, volatility of 310%, and an expected life of 5 years. These options are being expensed over the vesting period of 12 months. Total value to be expensed is about $89,900.

Other Equity Items

On December 27, 2012, we repurchased 576,923 shares of our common stock from a private investor, representing approximately 1.58% of our issued and outstanding shares of common stock, at a price of $0.23 per share for an aggregate purchase amount of $132,692. Following the repurchase, we canceled the entire amount of shares from treasury, resulting in the Corporation having 35,973,086 shares of common stock issued and outstanding.  The repurchase was made pursuant to a privately negotiated stock repurchase agreement. The per share repurchase price for the shares repurchased was determined through arms-length negotiations with the private investor.  The stock repurchase agreement and the related transactions were approved by our Board. The repurchase price was paid through cash on hand from our available surplus. Other than this private transaction as described in this report, our Board has not authorized any stock repurchase program or plan, and we have no current plans to effect any open-market purchases of our common stock or other repurchases of our common stock.

On March 6, 2013, we entered into a lease assignment (the “Lease Assignment Agreement”) with Southwest Range & Wildlife Foundation, Inc., a Texas non-profit corporation  (the “Foundation”), pursuant to which the Foundation agreed to assign to us a surface lease identified with the State of Texas as Surface Lease SL20040002 (the “West Lease”), which covers 54,990.11 acres in Hudspeth County, Texas.  In exchange for the West Lease, we agreed to:  (i) pay the Foundation $500,000 in cash; (ii) issue 1,063,830 of our common shares, par value $0.01 (the “Common Shares”); and (iii) make ten (10) payments to the Foundation of $45,000 each, with the first such payment due on or before June 1, 2013, and the nine (9) subsequent payments due on or before June 1 of each of the following years, such payments to be used by the Foundation to support conservation efforts within the Rio Grande Basin.  The common shares were valued at $500,000 based on the market price on March 6, 2013. The Lease Assignment Agreement contains standard representations, warranties and covenants. The closing of the transaction contemplated by the Lease Assignment Agreement was completed on March 8, 2013. Future payments due on the lease assignment have been recorded as a note payable with an imputed interest rate of 5%.

Amended 2008 Stock Option Plan Issuances

In September 2008, the Board adopted our 2008 Stock Option Plan (the “2008 Plan”), which was also approved by our shareholders in September 2008.  In May 2011, the board of directors adopted an amendment to our 2008 Plan (the “Amended 2008 Plan”), which was also approved by our shareholders in August 2011. The Amended 2008 Plan increased the number of shares available for grant from 2,000,000 to up to 5,000,000 shares of our common stock for awards to our officers, directors, employees and consultants.  On February 15, 2012, our stockholders approved an increase of 2,000,000 of shares of common stock available for issuance under the amended 2008 Stock Option Plan (the “Plan”).  As amended, the Plan provides for 7,000,000 shares of common stock for all awards.  Other provisions of the Amended 2008 Plan remain the same as under our 2008 Plan.  As of August 31, 2013, a total of 3,125,000 shares of our common stock remained available for future grants under the Amended 2008 Plan.  The following table sets forth certain information as of August 31, 2013 concerning our common stock that may be issued upon the exercise of options or warrants or pursuant to purchases of stock under the Amended 2008 Plan:

Plan Category	(a) Number of Securities to be Issued Upon the Exercise of Outstanding Options and Warrants	(b) Weighted-Average Exercise Price of Outstanding Options and Warrants	(c) Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in Column (a))
Equity compensation plans approved by stockholders	3,875,000	$1.14	3,125,000
Equity compensation plans not approved by stockholders	--	N/A	--

Total	3,875,000	$1.14	3,125,000

As of August 31, 2013, the Company had 3,875,000 common stock options outstanding.

Warrants

The fair value of the 1,600,000 warrants issued in January 2011 with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company included the relative fair value of the warrants of $944,000 as APIC.

The assumptions used are as follows:

August 31, 2013
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	404%
Expected warrant life (in years)	5.00

The following January 2011 Warrants are outstanding as of August 31, 2013:

Expiry Date	Exercise Price	August 31, 2013
January 31, 2016	$2.50	1,600,000

The fair value of the 6,240,000 Option Warrants issued in May and June with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company recorded the relative fair value of the warrants of $2,236,000 as Additional Paid In Capital.

The assumptions used are as follows:

August 31, 2013
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	380%
Expected warrant life (in years)	5.00

The following January 2011 Option Warrants are outstanding as of August 31, 2013:

Expiry Date	Exercise Price	August 31, 2013
June 30, 2016	$2.50	6,240,000

As of August 31, 2013, the Company had 7,840,000 common stock warrants outstanding.